Share-Based Payments (Tables)	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes non-qualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2013	0.24	$59.57
Exercised	(0.17)	$57.38
Outstanding on September 30, 2014	0.07	$65.14
Exercisable on September 30, 2014	0.07	$65.14

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes RSE activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Grant Date Estimated Fair Value
Nonvested RSE at October 1, 2013	1.64	$75.75
Granted	0.48	104.22
Vested	(0.47)	73.71
Canceled	(0.24)	77.51
Nonvested RSE at September 30, 2014	1.41	$85.81